Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net income	$ 80,014	$ 259,803	$ 63,323
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	362,587	324,302	235,473
Amortization and write-off of financing fees	24,033	42,995	38,797
Amortization income of deferred financing fees	(2,781)	(219)	0
Change in fair value of derivatives	(8,217)	(15,909)	(44,383)
Loss on sale of fixed assets	5,177	0	0
Allowance for doubtful receivables	114,613	0	0
Gain from repurchase of senior notes	(189,174)	0	0
Effect of exchange rate changes on cash	6,748	0	0
Impairment loss	414,986	0	0
Amortization of stock based compensation	3,676	3,576	3,634
Changes in operating assets and liabilities:
Trade accounts receivable	(188,330)	(55,469)	(141,842)
Other current and non-current assets	36,027	38,460	(41,318)
Due to / (from) related parties	(11,287)	11,287	0
Accounts payable and other current and non-current liabilities	19,837	(25,728)	27,435
Accrued liabilities	(56,502)	(40,131)	57,251
Deferred revenue	(18,395)	(73,150)	134,638
Net Cash Provided by Operating Activities	593,012	469,817	333,008
Cash Flows from Investing Activities:
Loan to former parent	0	(120,000)	0
Proceeds from arrangement fees	0	3,000	0
Advances for drilling units under construction and related costs	(89,867)	(292,984)	(232,834)
Drilling units machinery, equipment and other improvements/ upgrades	(543,976)	(455,997)	(1,050,530)
Proceeds from sale of fixed assets	300	0	0
(Increase) / decrease in restricted cash	(10,174)	50,997	139,134
Net Cash Used in Investing Activities	(643,717)	(814,984)	(1,144,230)
Cash Flows from Financing Activities:
Proceeds from short/long-term credit facilities, term loans and senior notes	462,000	2,250,000	2,800,000
Principal payments and repayments of long-term debt and senior notes	(61,179)	(1,862,250)	(1,622,250)
Senior Notes repurchase	(273,673)	0	0
Net proceeds from common stock issuance	192,714	0	0
Dividends paid	(50,281)	(75,194)	0
Payments for issuance of subsidiaries shares	0	(466)	0
Payment of financing costs, net	(6,314)	(43,457)	(78,427)
Net Cash Provided by Financing Activities	263,267	268,633	1,099,323
Effect of exchange rate changes on cash	(6,748)	0	0
Net increase/(decrease) in cash and cash equivalents	205,814	(76,534)	288,101
Cash and cash equivalents at beginning of year	528,933	605,467	317,366
Cash and cash equivalents at end of year	734,747	528,933	605,467
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest, net of amount capitalized	256,056	212,014	113,337
Income taxes	60,687	60,374	50,392
Non cash financing and investing activities:
Issuance of non-vested shares	$ 3	$ 1	$ 2